ENTITY-WIDE DISCLOSURE (Schedule Of Changes In Contract Liabilities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Balance as of January 1		$ 14,689	$ 17,757
Increases due to issuance of new contracts, excluding amounts recognized as revenue during the period		16,975	12,498
Revenue recognized that was included in the contract liability balance at the beginning of the period		(11,573)	(15,566)
Balance as of December 31		20,091	14,689
Contract liability presented in non-current liabilities	[1]	3,336	3,766
Contract liability presented in current liabilities		$ 16,755	$ 10,923

[1]	As of December 31, 2024, non-current deferred revenue is estimated to be recognized as following: 81% in year 2026 and the rest in year 2027-2029.